RELATED PARTY TRANSACTIONS (Details - Related party payables) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Related Party Transaction [Line Items]
Due from related party	$ 433,507	$ 76,888
Lowell Academy [Member]
Related Party Transaction [Line Items]
Due from related party	0	76,888
XiYong Hou [Member]
Related Party Transaction [Line Items]
Due from related party	$ 433,507	$ 0